Regulatory Assets And Liabilities (Components Of Regulatory Assets And Regulatory Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	$ 725,591	$ 585,140
Regulatory Liabilities	278,317	281,014
Income Taxes [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	596,459	494,308
Regulatory Liabilities	206,940	223,592
Utility Plant Retirement Costs [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	7,687	12,083
Regulatory Liabilities	25,236	22,365
Postretirement Benefits [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	108,586	66,534
Regulatory Liabilities	46,074	34,983
Recoverable Vacation Pay [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	1,605
Water Tank Painting [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	1,533	2,430
Fair Value Adjustment Of Long-Term Debt Assumed In Acquisition [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	4,004	4,371
Rate Case Filing Expenses And Other [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	5,717	5,414
Regulatory Liabilities	$ 67	$ 74